Note 18 - Restricted Cash (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Current restricted cash and cash equivalents	$ 16,839	$ 15,893
Non-current restricted cash and cash equivalents	$ 5,727	$ 1,968